Short-Term Loans (Tables)	6 Months Ended
Jun. 30, 2022
Short-Term Loans Table [Abstract]
Schedule of short-term loans
	June 30, 2022	December 31, 2021
	(Unaudited)
Hunyuan Rural Credit Cooperative Association (1)	$746,500	$784,500
Bank of Jiangsu (2)	746,500	784,500
Huaxia Bank (3)	746,500	784,500
Total	$2,239,500	$2,353,500